Trade and other receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Trade and other receivables, net	R$ 148,784	R$ 156,012
Gross amount
Trade receivables
Trade and other receivables, net	206,112	166,439
Trade accounts receivable
Trade receivables
Allowance for expected credit losses	(57,328)	(10,427)	R$ (8,298)	R$ (6,087)
Domestic | Gross amount
Trade receivables
Trade and other receivables, net	185,099	158,510
Abroad | Gross amount
Trade receivables
Trade and other receivables, net	R$ 21,013	R$ 7,929

[1]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.